UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Templeton China World Fund
Class A [TCWAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$171	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.81%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton China World Fund returned -14.63%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.
Templeton China World Fund	PAGE 1	188-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	-14.63	-9.64	-3.89
Class A (with sales charge)	-19.32	-10.65	-4.43
MSCI China Index-NR	-2.77	-3.40	0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
*	Does not include derivatives, except purchased options, if any.
Templeton China World Fund	PAGE 2	188-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton China World Fund	PAGE 3	188-ATSR-1024

Templeton China World Fund
Class C [TCWCX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$240	2.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 2.56%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton China World Fund returned -15.31%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.
Templeton China World Fund	PAGE 1	288-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	-15.31	-10.31	-4.60
Class C (with sales charge)	-16.15	-10.31	-4.60
MSCI China Index-NR	-2.77	-3.40	0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton China World Fund	PAGE 2	288-ATSR-1024

HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton China World Fund	PAGE 3	288-ATSR-1024

Templeton China World Fund
Class R6 [FCWRX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$137	1.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.44%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton China World Fund returned -14.29%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.
Templeton China World Fund	PAGE 1	338-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	-14.29	-9.25	-3.46
MSCI China Index-NR	-2.77	-3.40	0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton China World Fund	PAGE 2	338-ATSR-1024

HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton China World Fund	PAGE 3	338-ATSR-1024

Templeton China World Fund
Advisor Class [TACWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$149	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.56%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton China World Fund returned -14.36%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.
Templeton China World Fund	PAGE 1	680-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-14.36	-9.40	-3.64
MSCI China Index-NR	-2.77	-3.40	0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton China World Fund	PAGE 2	680-ATSR-1024

HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton China World Fund	PAGE 3	680-ATSR-1024

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $49,801 for the fiscal year ended August 31, 2024, and $43,568 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $32 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47,804 for the fiscal year ended August 31, 2024 and $37,215 for the fiscal year ended August 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 reports and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $187,804 for the fiscal year ended August 31, 2024, and $107,247 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
China World Fund
Financial Statements and Other Important Information
Annual | August  31,    2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 23
Tax Information 24
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $10.04 $15.72 $20.71 $18.01
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (0.05) (0.14) (0.19) (0.07)
Net realized and unrealized gains (losses) ........... (1.24) (1.66) (5.07) (0.52) 5.95
Total from investment operations .................... (1.20) (1.71) (5.21) (0.71) 5.88
Less distributions from:
Net investment income .......................... (0.01) — — — (0.13)
Net realized gains ............................. — (0.10) (0.47) (4.28) (3.05)
Total distributions ............................... (0.01) (0.10) (0.47) (4.28) (3.18)
Net asset value, end of year ....................... $7.02 $8.23 $10.04 $15.72 $20.71
Total return
c
................................... (14.63)% (17.15)% (33.91)% (5.79)% 36.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.96% 1.74% 1.87% 1.73% 1.86%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.73% 1.85% 1.72% 1.85%
Net investment income (loss) ...................... 0.54% (0.54)% (1.11)% (0.98)% (0.39)%
Supplemental data
Net assets, end of year (000’s) ..................... $38,619 $56,739 $80,597 $146,131 $164,145
Portfolio turnover rate ............................ 34.05% 30.20% 6.63% 27.52% 59.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.96 $9.79 $15.46 $20.57 $17.91
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.11) (0.24) (0.34) (0.20)
Net realized and unrealized gains (losses) ........... (1.19) (1.62) (4.96) (0.49) 5.91
Total from investment operations .................... (1.21) (1.73) (5.20) (0.83) 5.71
Less distributions from:
Net realized gains ............................. — (0.10) (0.47) (4.28) (3.05)
Net asset value, end of year ....................... $6.75 $7.96 $9.79 $15.46 $20.57
Total return
c
................................... (15.31)% (17.70)% (34.43)% (6.51)% 35.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.70% 2.49% 2.62% 2.47% 2.61%
Expenses net of waiver and payments by affiliates ....... 2.60% 2.49%
d
2.60% 2.47%
d
2.60%
Net investment (loss) ............................ (0.33)% (1.29)% (1.88)% (1.76)% (1.15)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,112 $2,005 $2,953 $6,502 $12,376
Portfolio turnover rate ............................ 34.05% 30.20% 6.63% 27.52% 59.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.42 $10.22 $15.94 $20.88 $18.14
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.07 (—)
c
(0.09) (0.11) 0.01
Net realized and unrealized gains (losses) ........... (1.28) (1.70) (5.16) (0.55) 5.99
Total from investment operations .................... (1.21) (1.70) (5.25) (0.66) 6.00
Less distributions from:
Net investment income .......................... (0.05) — — — (0.21)
Net realized gains ............................. — (0.10) (0.47) (4.28) (3.05)
Total distributions ............................... (0.05) (0.10) (0.47) (4.28) (3.26)
Net asset value, end of year ....................... $7.16 $8.42 $10.22 $15.94 $20.88
Total return .................................... (14.29)% (16.73)% (33.62)% (5.46)% 37.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.62% 1.41% 1.58% 1.46% 1.56%
Expenses net of waiver and payments by affiliates ....... 1.48% 1.28% 1.44% 1.37% 1.42%
Net investment income (loss) ...................... 0.92% (0.05)% (0.67)% (0.59)% 0.05%
Supplemental data
Net assets, end of year (000’s) ..................... $973 $1,736 $2,058 $3,148 $3,437
Portfolio turnover rate ............................ 34.05% 30.20% 6.63% 27.52% 59.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.

Templeton China World Fund
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.41 $10.23 $15.97 $20.94 $18.18
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.06 (0.03) (0.11) (0.14) (0.02)
Net realized and unrealized gains (losses) ........... (1.28) (1.69) (5.16) (0.55) 6.01
Total from investment operations .................... (1.22) (1.72) (5.27) (0.69) 5.99
Less distributions from:
Net investment income .......................... (0.03) — — — (0.18)
Net realized gains ............................. — (0.10) (0.47) (4.28) (3.05)
Total distributions ............................... (0.03) (0.10) (0.47) (4.28) (3.23)
Net asset value, end of year ....................... $7.16 $8.41 $10.23 $15.97 $20.94
Total return .................................... (14.36)% (16.93)% (33.75)% (5.61)% 37.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.71% 1.49% 1.62% 1.48% 1.61%
Expenses net of waiver and payments by affiliates ....... 1.60% 1.48% 1.60% 1.47% 1.60%
Net investment income (loss) ...................... 0.79% (0.31)% (0.86)% (0.73)% (0.12)%
Supplemental data
Net assets, end of year (000’s) ..................... $16,670 $25,262 $34,106 $63,106 $74,741
Portfolio turnover rate ............................ 34.05% 30.20% 6.63% 27.52% 59.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton China World Fund
Schedule of Investments, August 31, 2024
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Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 97.7%
Advertising 4.1%
Focus Media Information Technology Co. Ltd. , A .............. China 2,949,427 $ 2,377,220
Air Freight & Logistics 1.0%
SF Holding Co. Ltd. , A .................................. China 108,541 554,899
Apparel, Accessories & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 69,011 673,275
Automobile Manufacturers 0.9%
BYD Co. Ltd. , H ...................................... China 16,028 490,883
Automotive Parts & Equipment 2.3%
Fuyao Glass Industry Group Co. Ltd. , A ..................... China 193,000 1,303,497
Brewers 1.1%
a,b
Budweiser Brewing Co. APAC Ltd. , 144A , Reg S .............. China 580,000 660,990
Broadline Retail 14.6%
c
Alibaba Group Holding Ltd. .............................. China 614,755 6,371,592
c,d
PDD Holdings, Inc. , ADR ................................ China 21,046 2,022,731
8,394,323
Commodity Chemicals 0.6%
Guangzhou Tinci Materials Technology Co. Ltd. , A ............. China 178,643 361,384
Distillers & Vintners 4.6%
Kweichow Moutai Co. Ltd. , A ............................. China 8,550 1,735,143
Wuliangye Yibin Co. Ltd. , A .............................. China 51,121 885,341
2,620,484
Diversified Banks 7.7%
China Construction Bank Corp. , H ......................... China 4,162,000 2,922,270
China Merchants Bank Co. Ltd. , H ......................... China 370,731 1,521,350
4,443,620
Education Services 1.8%
c,d
New Oriental Education & Technology Group, Inc. ............. China 121,763 740,941
c,d
New Oriental Education & Technology Group, Inc. , ADR ........ China 5,179 318,405
1,059,346
Electrical Components & Equipment 0.3%
Contemporary Amperex Technology Co. Ltd. , A ............... China 6,178 160,063
Electronic Components 1.2%
WUS Printed Circuit Kunshan Co. Ltd. , A .................... China 150,794 697,191
Health Care Services 0.3%
a,b,c,d,e
New Horizon Health Ltd. , 144A , Reg S ..................... China 153,923 202,085
d
Heavy Electrical Equipment 2.9%
NARI Technology Co. Ltd. , A ............................. China 477,698 1,653,903
Hotels, Resorts & Cruise Lines 2.9%
c,d
Trip.com Group Ltd. ................................... China 33,050 1,556,734
c,d
Trip.com Group Ltd. , ADR ............................... China 1,710 80,609
1,637,343
Industrial Gases 0.5%
Hangzhou Oxygen Plant Group Co. Ltd. , A .................. China 105,706 270,095

Templeton China World Fund
Schedule of Investments
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The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Industrial Machinery & Supplies & Components 1.9%
Techtronic Industries Co. Ltd. ............................ Hong Kong 80,000 $ 1,071,891
Integrated Oil & Gas 3.0%
PetroChina Co. Ltd. , H ................................. China 1,889,092 1,703,784
Interactive Home Entertainment 4.3%
c
NetEase, Inc. ........................................ China 154,907 2,490,040
Interactive Media & Services 17.9%
c,d
Baidu, Inc. , A ......................................... China 95,424 1,006,836
b,c,d
Kuaishou Technology , 144A , Reg S ........................ China 72,900 372,097
c
Tencent Holdings Ltd. .................................. China 183,809 8,914,606
10,293,539
Life & Health Insurance 1.6%
Ping An Insurance Group Co. of China Ltd. , H ................ China 192,003 908,977
Movies & Entertainment 0.4%
a,b,c,d
Maoyan Entertainment , 144A , Reg S ....................... China 292,190 230,499
d
Packaged Foods & Meats 1.4%
China Mengniu Dairy Co. Ltd. ............................ China 495,000 833,933
Pharmaceuticals 1.6%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ................. China 148,441 920,542
Property & Casualty Insurance 2.7%
PICC Property & Casualty Co. Ltd. , H ...................... China 1,180,865 1,529,314
Renewable Electricity 6.5%
China Yangtze Power Co. Ltd. , A .......................... China 893,761 3,703,233
Restaurants 6.8%
b,d
Meituan Dianping , B , 144A , Reg S ........................ China 211,697 3,203,233
Yum China Holdings, Inc. , ( HKD Traded) .................... China 3,300 112,229
Yum China Holdings, Inc. , ( USD Traded) .................... China 17,360 586,942
3,902,404
Technology Hardware, Storage & Peripherals 1.6%
b,c,d
Xiaomi Corp. , B , 144A , Reg S ............................ China 368,088 907,479
d
Total Common Stocks (Cost $ 54,413,493 ) ......................................
56,056,236
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.982% .... United States 2,010,550 2,010,550
Total Money Market Funds (Cost $ 2,010,550 ) ...................................
2,010,550

Templeton China World Fund
Schedule of Investments
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Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.982% .... United States 112,554 $ 112,554
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 112,554 ) ...................................................................
112,554
Total Short Term Investments (Cost $ 2,123,104 ) .................................
2,123,104
a
Total Investments (Cost $ 56,536,597 ) 101.4% ...................................
$58,179,340
Other Assets, less Liabilities (1.4) % ...........................................
(805,544)
Net Assets 100.0% ...........................................................
$57,373,796
See Abbreviations on page 22 .
a
A portion or all of the security is on loan at August 31, 2024. See Note 1(c).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $5,576,383, representing 9.7% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2024, the aggregate value of these securities was $25,214,654, representing 43.9% of net assets.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $54,413,493
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,123,104
Value - Unaffiliated issuers (Includes securities loaned of $ 410,089 ) ................................... $56,056,236
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,123,104
Receivables:
Capital shares sold ........................................................................ 18,853
Dividends ............................................................................... 855
Total assets .......................................................................... 58,199,048
Liabilities:
Payables:
Capital shares redeemed ................................................................... 555,242
Management fees ......................................................................... 72,635
Distribution fees .......................................................................... 9,277
Transfer agent fees ........................................................................ 32,809
Trustees' fees and expenses ................................................................. 85
Payable upon return of securities loaned (Note 1 c ) .................................................. 112,554
Accrued expenses and other liabilities ........................................................... 42,650
Total liabilities ......................................................................... 825,252
Net assets, at value ................................................................. $57,373,796
Net assets consist of:
Paid-in capital ............................................................................. $85,190,569
Total distributable earnings (losses) ............................................................. (27,816,773)
Net assets, at value ................................................................. $57,373,796

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $38,618,908
Shares outstanding ........................................................................ 5,502,438
Net asset value per share
a ,b
.................................................................. $7.02
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $7.43
Class C:
Net assets, at value ....................................................................... $1,111,731
Shares outstanding ........................................................................ 164,816
Net asset value and maximum offering price per share
a ,b
............................................ $6.75
Class R6:
Net assets, at value ....................................................................... $973,020
Shares outstanding ........................................................................ 135,897
Net asset value and maximum offering price per share
b
............................................. $7.16
Advisor Class:
Net assets, at value ....................................................................... $16,670,137
Shares outstanding ........................................................................ 2,326,849
Net asset value and maximum offering price per share
b
............................................. $7.16
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton China World Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $111,285)
Unaffiliated issuers ........................................................................ $1,548,741
Non-controlled affiliates (Note 3 f ) ............................................................. 35,539
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,234
Non-controlled affiliates (Note 3 f ) ............................................................. 17,322
Total investment income ................................................................... 1,602,836
Expenses:
Management fees (Note 3 a ) ................................................................... 735,825
Distribution fees: (Note 3c )
Class A ................................................................................ 112,010
Class C ................................................................................ 14,453
Transfer agent fees: (Note 3e )
Class A ................................................................................ 108,968
Class C ................................................................................ 3,468
Class R6 ............................................................................... 2,326
Advisor Class ............................................................................ 47,406
Custodian fees ............................................................................ 7,466
Reports to shareholders fees .................................................................. 19,368
Registration and filing fees .................................................................... 86,625
Professional fees ........................................................................... 87,332
Trustees' fees and expenses .................................................................. 9,502
Other .................................................................................... 38,513
Total expenses ......................................................................... 1,273,262
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (74,836)
Net expenses ......................................................................... 1,198,426
Net investment income ................................................................ 404,410
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (10,089,706)
Foreign currency transactions ................................................................ (12,899)
Net realized gain (loss) .................................................................. (10,102,605)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,475,987)
Translation of other assets and liabilities denominated in foreign currencies .............................. (61)
Net change in unrealized appreciation (depreciation) ............................................ (2,476,048)
Net realized and unrealized gain (loss) ............................................................ (12,578,653)
Net increase (decrease) in net assets resulting from operations .......................................... $(12,174,243)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton China World Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $404,410 $(488,193)
Net realized gain (loss) ................................................. (10,102,605) (18,820,455)
Net change in unrealized appreciation (depreciation) ........................... (2,476,048) (1,227,883)
Net increase (decrease) in net assets resulting from operations ................ (12,174,243) (20,536,531)
Distributions to shareholders:
Class A ............................................................. (39,847) (750,683)
Class C ............................................................. — (27,875)
Class R6 ............................................................ (11,560) (20,046)
Advisor Class ........................................................ (83,113) (303,358)
Total distributions to shareholders .......................................... (134,520) (1,101,962)
Capital share transactions: (Note 2 )
Class A ............................................................. (10,006,221) (9,562,016)
Class C ............................................................. (605,767) (404,918)
Class R6 ............................................................ (494,510) 48,457
Advisor Class ........................................................ (4,953,675) (2,413,523)
Total capital share transactions ............................................ (16,060,173) (12,332,000)
Net increase (decrease) in net assets ................................... (28,368,936) (33,970,493)
Net assets:
Beginning of year ....................................................... 85,742,732 119,713,225
End of year ........................................................... $57,373,796 $85,742,732

Templeton China World Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at August
31, 2024, the Fund held $357,576 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 616,384 $4,390,069 1,186,468 $11,223,227
Shares issued in reinvestment of distributions .......... 5,635 38,671 79,750 729,707
Shares redeemed ............................... (2,015,533) (14,434,961) (2,401,241) (21,514,950)
Net increase (decrease) .......................... (1,393,514) $(10,006,221) (1,135,023) $(9,562,016)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Asset Management based on the average weekly net assets of the Fund as follows:
For the year ended August 31, 2024, the gross effective investment management fee rate was 1.100% of the Fund’s average weekly net assets.
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 22,622 $154,330 83,667 $746,144
Shares issued in reinvestment of distributions .......... — — 3,109 27,669
Shares redeemed
a
.............................. (109,576) (760,097) (136,670) (1,178,731)
Net increase (decrease) .......................... (86,954) $(605,767) (49,894) $(404,918)
Class R6 Shares:
Shares sold ................................... 58,705 $442,882 57,369 $515,869
Shares issued in reinvestment of distributions .......... 1,625 11,345 2,149 20,045
Shares redeemed ............................... (130,573) (948,737) (54,684) (487,457)
Net increase (decrease) .......................... (70,243) $(494,510) 4,834 $48,457
Advisor Class Shares:
Shares sold ................................... 250,448 $1,826,402 549,685 $5,392,911
Shares issued in reinvestment of distributions .......... 10,406 72,734 28,923 269,855
Shares redeemed ............................... (938,674) (6,852,811) (909,062) (8,076,289)
Net increase (decrease) .......................... (677,820) $(4,953,675) (330,454) $(2,413,523)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
2. Shares of Beneficial Interest
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$60,454 was retained by Investor Services.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,285
CDSC retained .............................................................................. $143
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until
December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.982% $378 $19,148,112 $(17,137,940) $— $— $2,010,550 2,010,550 $35,539
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.982% $— $5,809,278 $(5,696,724) $— $— $112,554 112,554 $17,322
Total Affiliated Securities ... $378 $24,957,390 $(22,834,664) $— $— $2,123,104 $52,861
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,080,803
Long term ................................................................................ 26,549,713
Total capital loss carryforwards ............................................................... $29,630,516
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, aggregated
$22,677,336 and $40,284,970, respectively.
At August 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$112,554 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China(PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
2024 2023
Distributions paid from:
Ordinary income .......................................................... $134,520 $1,126
Long term capital gain ...................................................... — 1,100,836
$134,520 $1,101,962
Cost of investments .......................................................................... $56,760,688
Unrealized appreciation ........................................................................ $9,669,654
Unrealized depreciation ........................................................................ (8,251,002)
Net unrealized appreciation (depreciation) .......................................................... $1,418,652
Distributable earnings:
Undistributed ordinary income ................................................................... $395,091
4. Income Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Upcoming Reorganization
On July 10, 2024, the Board for the Fund approved a proposal to reorganize the Fund with and into Templeton Developing
Markets Trust. On October 14, 2024, shareholders of the Fund approved the proposal. Upon completion of the reorganization on October 25, 2024, assets in the Fund will be transferred into Templeton Developing Markets Trust.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
6. Concentration of Risk
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 2,377,220 $ — $ 2,377,220
Air Freight & Logistics ................... — 554,899 — 554,899
Apparel, Accessories & Luxury Goods ....... — 673,275 — 673,275
Automobile Manufacturers ............... — 490,883 — 490,883
Automotive Parts & Equipment ............ 1,303,497 — — 1,303,497
Brewers ............................. — 660,990 — 660,990
Broadline Retail ....................... 2,022,731 6,371,592 — 8,394,323
Commodity Chemicals .................. — 361,384 — 361,384
Distillers & Vintners ..................... — 2,620,484 — 2,620,484
Diversified Banks ...................... — 4,443,620 — 4,443,620
Education Services ..................... 318,405 740,941 — 1,059,346
Electrical Components & Equipment ........ — 160,063 — 160,063
Electronic Components .................. — 697,191 — 697,191
Health Care Services ................... — — 202,085 202,085
Heavy Electrical Equipment .............. — 1,653,903 — 1,653,903
Hotels, Resorts & Cruise Lines ............ 80,609 1,556,734 — 1,637,343
Industrial Gases ....................... — 270,095 — 270,095
Industrial Machinery & Supplies & Components — 1,071,891 — 1,071,891
Integrated Oil & Gas .................... — 1,703,784 — 1,703,784
Interactive Home Entertainment ........... — 2,490,040 — 2,490,040
Interactive Media & Services .............. — 10,293,539 — 10,293,539
Life & Health Insurance .................. — 908,977 — 908,977
Movies & Entertainment ................. — 230,499 — 230,499
Packaged Foods & Meats ................ — 833,933 — 833,933
Pharmaceuticals ....................... — 920,542 — 920,542
Property & Casualty Insurance ............ — 1,529,314 — 1,529,314
Renewable Electricity ................... 3,703,233 — — 3,703,233
Restaurants .......................... 586,942 3,315,462 — 3,902,404
Technology Hardware, Storage & Peripherals . — 907,479 — 907,479
Short Term Investments ................... 2,123,104 — — 2,123,104
Total Investments in Securities ........... $10,138,521 $47,838,734
a
$202,085 $58,179,340
a
Includes foreign securities valued at $47,838,734, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton China World Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton China World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
China World Fund (the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended
August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton China World Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $12,603
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,120,999
Section 163(j) Interest Earned §163(j) $10,241
Amount Reported
Foreign Taxes Paid $110,840
Foreign Source Income Earned $506,966

Templeton China World Fund

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Annual Report
TEMPLETON CHINA WORLD FUND
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Templeton Asset Management
Ltd. (Manager) and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional China region funds. The Performance
Customized Peer Group for the Fund consisted only of the China Equity funds that are benchmarked to MSCI China index.
The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the medians and in the fifth quintile (worst) of its Performance Universe and Performance Customized Peer Group. The Board discussed this performance with management and management explained that the Performance Universe included funds with different investment universes that are not directly comparable to the Fund, for example, funds that have significantly higher exposure to either China onshore A-Shares equities or Taiwan equities. Management also explained that particular sectors (such as consumer discretionary, financials and information technology) and overall stock selection contributed to the Fund’s relative underperformance. Management further explained that political decisions, geopolitical factors and aggressive central bank actions in developed countries have all affected performance since 2021. Management also explained that, for the one-
year period ended December 31, 2023, the Fund’s relative underperformance was attributed, in part, to a lack of exposure to state-owned businesses and companies which do not fall within the Fund’s investment guidelines. Management further explained that the Fund’s three- and five-year underperformance was largely driven by the performance for the one-year period ended December 30, 2022, which was also adversely impacted by the lack of exposure to state-owned businesses and companies. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve

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Annual Report
the overall performance of the Fund, noting the adjustments that have been made to the Fund’s portfolio positioning in light of the investment team’s forward looking views about China’s corporate regulatory environment and growing domestic market.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts and their corresponding impact on Fund performance continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and six other China region funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were above the medians and in the fifth quintile (most expensive) of its
Expense Group. The Board discussed the above median expenses with management, noting that, effective May 1, 2023, the
Fund implemented its current management fee schedule, which reflects a 10 basis point reduction in the Fund’s Management
Rate at each breakpoint tier and a restructuring of the Fund’s breakpoint tier schedule. The Board further noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4473-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024